LEASES (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024
Leases [Abstract]
Weighted average remaining lease term	1 year 2 months 8 days		1 year 10 months 28 days
Weighted average discount rate	4.75%		4.75%
Lease cost	$ 349,557	$ 360,649
Amortization of operating lease right-of-use assets	265,212	323,592
Interest on lease liabilities	$ 19,011	$ 8,751